U.S. Securities and Exchange Commission
                     Washington, D.C. 20549
                           FORM 24f-2
               Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2

1.   Name and address of issuer:

     Pruco Life Insurance Company
     213 Washington Street
     Newark, New Jersey 07102

2.   Name of each series or class of funds for which this notice is filed:

     The Prudential Series Fund, Inc.

3.  Investment Company Act File Number:
     811-3623

     Securities Act File Number:
     2-80896

4.   Last Day of fiscal year for which this noticed is filed:
     December 31, 1995


5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the
issuer's 24f-2 declaration:                          [   ]

6.   Date of Termination of issuer's declaration under rule 24f-2(a)(1), If
applicable (see instruction a.6):                     N/A

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
                                        -0-

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2.
                                        - 0 -

9.   Number and aggregate sale price of securities sold during the fiscal year:
                    Sale price               -0-

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
                    Sale Price               -0-

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable.
                                         -0-


12.  Calculation of registration fee:

     (I) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2
          (from Item 10).
                                                -0-

     (II) Aggregate price of shares issued in connection with the dividend reinvestment plans (from Item 11, If applicable):
                                        -0-
     (III) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):
                                                -0-

     (IV) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (If applicable):
                                        -0-

     (V) Net aggregate price of securities sold and issued during the fiscal year in reliance in rule 24f-2 line (I) plus line (ii) less line (iii)
plus line (iv) (If applicable):         -0-

     (VI) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see instruction c.6):
                                        1/2900

     (VII)     Fee due line (I) or line (v) multiplied by line (VI):  -0-


Instructions: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See instruction c.3.


13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of informal and other Procedures (17 CFR 202.3a).
                                        [  ]

Dates of mailing or wire of filing fees to Commission's lockbox depository: N/A

Signatures

This report has been signed below by the following persons on behalf of the issuer and in the capacities on the dates indicated.


By:
          Stephen P.  Tooley
          Vice President & Comptroller


Date:


SHEA & GARDNER
1800 MASSACHUSETTS AVENUE, N.W.
WASHINGTON, D.C. 20036

(202) 828-2000
TELEX NO: 89-2399
TELECOPIER: (202) 828-2195


                                             February 29, 1996

The Prudential Series Fund, Inc.
213 Washington Street
Newark, N.J. 07102

     Re:  Registration No. 2-80896

Ladies and Gentleman:

     We have served as counsel to The Prudential Series Fund, Inc. ("The Fund") in connection with the registration with the Securities and Exchange Commission of an indefinite number of securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Fund is preparing to file a Rule 24f-2 Notice with the Commission pursuant to which the registration of all securities The Fund issued during the year ended December 31, 1995 is made definite. (The dollar amount of the those securities is $2,290,519,253.) All securities sold by The Fund were sold to unmanaged separate accounts offering interests in those accounts that are registered under the Securities Act of 1933 and on which a registration fee has been or will be paid. Accordingly, the Form 24f-2 lists zero under Item 9.

     Based on our examination of the relevant documents contained in The Fund's registration statement, and assuming that the securities were issued in accordance with the terms described in that registration statement, that The Fund received payment for the securities, and that any appropriate action was taken to qualify the sale of the securities under applicable state laws, we are of the opinion that the securities are valid, legal and binding obligations of The Fund in accordance with their terms and are nonassessable.

We consent to the filing of the opinion, in connection with the Rule 24f-2 Notice, with the Securities and Exchange Commission.

                              Very truly yours,

                              SHEA & GARDNER

                              By: Christopher E. Palmer